Business Combination - Schedule of Estimated Fair Values of Assets and Liabilities (Details)			12 Months Ended
		Nov. 09, 2022 HKD ($) $ / shares shares	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 USD ($)	Nov. 09, 2022 USD ($) $ / shares
Acquisition of Reitar Capital Partners Limited [Member]
Current assets
Cash and cash equivalents		$ 17,098,421				$ 2,183,009
Contracts receivable, net		24,091,968				3,075,898
Contracts receivable – related parties, net		764,350				97,587
Contract assets, net		12,043,784				1,537,668
Contract assets – related parties, net		73,820				9,425
Retention receivables, net		1,808,431				230,888
Other receivable		8,028,000				1,024,960
Advance and prepayment		416,351				53,156
Amount due from related parties		2,478,524				316,441
Total current assets		66,803,649				8,529,032
Non-current assets
Property and equipment, net		158,216				20,200
Total non-current assets		158,216				20,200
Total assets		66,961,865				8,549,232
Current liabilities
Bank borrowings		4,177,588				533,366
Accounts payable		19,122,072				2,441,375
Accrued expenses and other payables		44,200				5,643
Tax payable		4,135,626				528,008
Contract liabilities		28,176,823				3,597,424
Amount due to related parties		2,900,000				370,252
Total current liabilities		58,556,309				7,476,068
Total liabilities		58,556,309				7,476,068
Fair value of assets and liabilities of the Company		8,405,556				1,073,164
Fair value of consideration
Fair value of assets and liabilities of the Company		$ 8,405,556				$ 1,073,164
Number of shares issued by the Company (in Shares)		10,000
Fair value per share (in Dollars per share and Dollars per share) | (per share)		$ 840.56				$ 107.31
Fair value of additional 10,000 shares issued as the consideration		$ 8,405,556				$ 1,073,164
Assets acquired:
Cash and cash equivalents		17,098,421				2,183,009
Contracts receivable, net		24,091,968				3,075,898
Other receivables, net		8,028,000				1,024,960
Property and equipment, net		158,216				20,200
Liabilities assumed:
Accounts payable		(19,122,072)				(2,441,375)
Accruals and other payables		(44,200)				(5,643)
Amount due to related parties		(2,900,000)				(370,252)
Tax payable		(4,135,626)				(528,008)
Fair value of liabilities assumed		$ (58,556,309)				$ (7,476,068)
Assets acquired and liabilities assumed [Member]
Current assets
Cash and cash equivalents	[1]		$ 3,135,319		$ 400,296
Contracts receivable, net	[1]		24,775,327		3,163,144
Other receivable	[1]		10,159,457		1,297,091
Non-current assets
Property and equipment, net	[2]		16,074,002		2,052,219
Current liabilities
Accounts payable	[1]		35,692,631		4,556,991
Accrued expenses and other payables	[1]		14,903,200		1,902,739
Tax payable	[1]		765,464		97,729
Amount due to related parties	[1]		39,405,150		5,030,980
Total liabilities			107,887,650		13,774,357
Assets acquired:
Cash and cash equivalents	[1]		3,135,319		400,296
Contracts receivable, net	[1]		24,775,327		3,163,144
Other receivables, net	[1]		10,159,457		1,297,091
Property and equipment, net	[2]		16,074,002		2,052,219
Deposits paid	[1]		28,082,263		3,585,351
Fair value of assets acquired			82,226,368		10,498,101
Liabilities assumed:
Accounts payable	[1]		(35,692,631)		(4,556,991)
Accruals and other payables	[1]		(14,903,200)		(1,902,739)
Amount due to related parties	[1]		(39,405,150)		(5,030,980)
Tax payable	[1]		(765,464)		(97,729)
Deposits received	[1]		(15,471,109)		(1,975,245)
Deferred tax liabilities	[1]		(1,650,096)		(210,673)
Fair value of liabilities assumed			(107,887,650)		(13,774,357)
Fair value of net liabilities as of the acquisition date			(25,661,282)		(3,276,256)
Total consideration (per above)			8,405,556	$ 1,073,164
Goodwill (Note 13)			34,066,838		4,349,420
Alvin Design and Construction Company Limited (“Alvin Design”) [Member]
Liabilities assumed:
Goodwill (Note 13)	[3]		1,500,000		191,551
Total consideration			1,500,000		191,551
Fair value of net assets as of the acquisition date
Winner Logistics Network Limited (“WLN”) [Member]
Liabilities assumed:
Goodwill (Note 13)			1,057,302		135,902
Total consideration			1,062,402		136,557
Fair value of net assets as of the acquisition date			$ 5,100		$ 655

[1]	The carrying amounts reported are approximate to their respective fair values because of the short-term nature of these accounts.
[2]	Property and equipment are valued using the cost approach, which is based on current replacement and/or reproduction cost of the asset as new, less depreciation attributable to physical, functional, and economic factors.
[3]	The goodwill that has arisen has been subsequently impaired during the year ended March 31, 2024.